LICENSE RIGHT	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSE RIGHT

NOTE 3 – LICENSE RIGHT

In 2019, the Company entered into an agreement with a foreign entity to market, distribute, and sell the Consensi product (Product) on an exclusive basis within the United States and Puerto Rico. Upon execution of the Agreement the Company paid $1,000,000 to the foreign entity. Milestone payments were due as follows; (1) $1,500,000 upon completion of the CMC Plan as reimbursements of costs incurred by the foreign entity, (2) $1,000,000 was due upon first commercial sale of the Product which occurred in June 2020. Milestones were not met during nine months ended September 30, 2021 and 2020.

During the fourth quarter of 2020, the Company determined that there was a reduction of the useful life of the asset, resulting in a full impairment of the asset. The carrying value of the license right at September 30, 2021 and December 31, 2020 was $0. Amortization expenses total $0 and $0 for the nine months ended September 30, 2021 and 2020, respectively.

In September of 2021, the Company executed a license termination agreement with the foreign entity to cease all efforts for sales and promotion of the product in the United States and Puerto Rico. The termination included issuance of $1,500,000 of convertible debt due in 2023 to satisfy amounts owed for the license, issue of warrants (See NOTE 5) and transfer of inventory ownership back to the foreign entity. In conjunction with this termination, the Company also terminated its marketing agreement with a third party for the Product’s sales and promotion.

On May 6, 2021, the Company made initial payments under two definitive agreements. The two definitive option purchase agreements are with VyGen-Bio, Inc. (“Vy-Gen”), pursuant to which the Company has the exclusive option to acquire co-development rights with respect to two Vy-Gen product candidates. The Company paid a total of $750,000 to acquire the two exclusive options. On August 15, 2021, the Company entered into amendments to each of the two definitive option purchase agreements, in connection with such amendments the Company delivered promissory notes aggregating $3,250,000 with maturity dates of December 31, 2021. In connection with the two amendments the Company plans to pay a cash payment of $1,000,000, and thereby the Company will be deemed to have exercised the two options. In the event that the promissory notes are timely paid by December 31, 2021, the Company will maintain its 50% ownership interest in the two Vy-Gen product candidates, and if the promissory notes are not timely paid by December 31, 2021 the Company’s ownership interest in such assets will automatically be reduced to 20%, in which case the two promissory notes will be automatically cancelled and will no longer be due or payable.